Initial Public Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Aug. 20, 2012	Aug. 17, 2012	Aug. 21, 2012	Sep. 30, 2012 Initial public offering	Aug. 17, 2012 Initial public offering
Initial Public Offering [Line Items]
Common units issued					11,250,000
Price per common units to the public					$ 17.00
Total net amount of sale of common units					$ 179,536
Underwriting discount					11,714
Capitalized transaction costs				3,383
Purchase of additional common units		1,687,500
Purchase of additional common units, value		26,930
Proceeds from sale of common units to public		206,466
Common units sold to public		12,937,500
Aggregate value of assets indemnified	$ 7,500
Common units to be delivered pursuant to awards			1,364,035